UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07664

Name of Fund: BlackRock California Investment Quality Municipal Trust, Inc. (RAA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock California Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 10/31/2009

Item 1 – Schedule of Investments

BlackRock California Investment Quality Municipal Trust, Inc. (RAA)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

California - 131.7%

Corporate - 7.2%	California Pollution Control Financing Authority, RB, Waste Management Inc. Project, Series A-2, AMT, 5.40%, 4/01/25	$500	$494,820
	Los Angeles Regional Airports Improvement Corp., California, Refunding RB, Facilities Sublease, Los Angeles International, Series B, AMT, 7.50%, 12/01/24	500	476,170

			970,990

County/City/Special District/School District - 40.7%	Butte-Glenn Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/30	500	535,820
	County of Kern California, COP, Capital Improvement Projects, Series A (AGC), 6.00%, 8/01/35	500	548,275
	Los Alamitos Unified School District, California, GO, School Facilities Improvement District No. 1, 5.50%, 8/01/33	500	530,080
	Los Angeles Community College District, California, GO, Election of 2003, Series F-1, 5.00%, 8/01/33	335	343,328
	Los Angeles Unified School District, California, GO, Election of 2004, Series F (FGIC), 5.00%, 7/01/30	250	255,095
	Los Angeles Unified School District, California, GO, Series D, 5.30%, 1/01/34	500	517,560
	San Diego Regional Building Authority, California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	500	515,205
	San Jose Unified School District, Santa Clara County California, GO, Election of 2002, Series D, 5.00%, 8/01/32	250	257,485
	Santa Ana Unified School District, GO (MBIA), 5.38%, 8/01/27	500	508,275
	Santa Cruz County Redevelopment Agency, California, TAN, Live Oak, Soquel Community Improvement, Series A, 7.00%, 9/01/36	100	106,117
	Snowline Joint Unified School District, COP, Refinancing Program (AGC), 5.75%, 9/01/38	250	273,145
	Vacaville Unified School District, California, GO, Election of 2001 (MBIA), 5.00%, 8/01/30	500	496,135
	Westminster Redevelopment Agency, California, TAN, Subordinated, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	500	570,160

			5,456,680

Portfolio Abbreviations

To simplify the listings of holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GO	General Obligations Bonds
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
RB	Revenue Bonds
TAN	Tax Anticipation Notes

BlackRock California Investment Quality Municipal Trust, Inc. (RAA)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

Education - 11.4%	California Educational Facilities Authority, RB, Stanford University, Series Q, 5.25%, 12/01/32	$500	$518,730
	California Infrastructure & Economic Development Bank, Refunding RB, Salvation Army Western (AMBAC), 5.00%, 9/01/27	500	511,000
	University of California, RB, Limited Project, Series D (MBIA), 5.00%, 5/15/37	500	499,990

			1,529,720

Health - 22.6%	ABAG Finance Authority for Nonprofit Corp., RB, California Revenue Sharp Healthcare, 6.38%, 8/01/34	250	262,312
	ABAG Finance Authority for Nonprofit Corp., RB, Sharp Healthcare, 6.25%, 8/01/39	250	268,670
	California Health Facilities Financing Authority, California, RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	350	365,894
	California Health Facilities Financing Authority, California, RB, Providence Health & Services, Series C, 6.50%, 10/01/38	250	277,466
	California Health Facilities Financing Authority, RB, Cedars-Sinai Medical Center, 5.00%, 8/15/39	150	139,473
	California Health Facilities Financing Authority, RB, Saint Joseph Health System, Series A, (FGIC), 5.75%, 7/01/39	450	466,511
	California Statewide Communities Development Authority, RB, Catholic Healthcare West, Series E, 5.50%, 7/01/31	250	252,470
	California Statewide Communities Development Authority, RB, Kaiser, Series C, 5.25%, 8/01/31	750	732,825
	California Statewide Communities Development Authority, Series C, 5.75%, 7/01/47	250	257,770

			3,023,391

State - 11.2%	California State Public Works Board, RB, Department Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	340	370,984
	California State University, RB, Systemwide, Series C (MBIA), 5.00%, 11/01/38	625	593,838
	State of California, GO, Various Purpose, 6.50%, 4/01/33	490	541,553

			1,506,375

Transportation - 13.3%	County of Orange California, RB, Series B, 5.75%, 7/01/34	500	537,940
	County of Sacramento California, RB, Senior Series B, 5.75%, 7/01/39	250	267,670
	Los Angeles Department of Airports, Refunding RB, Ontario International, Series A, AMT (MBIA), 5.00%, 5/15/26	510	484,112
	Port of Oakland, RB, Series K, AMT (MBIA), 5.75%, 11/01/29	495	495,460

			1,785,182

Utilities - 25.3%	California Infrastructure & Economic Development Bank, RB, California Independent System Operator, Series A, 6.25%, 2/01/39	400	424,688
	Chino Basin Regional Financing Authority, California, RB, Inland Empire Utility Agency, Series A (AMBAC), 5.00%, 11/01/33	500	483,055

BlackRock California Investment Quality Municipal Trust, Inc. (RAA)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Contra Costa Water District, Refunding RB, Series O (AMBAC), 5.00%, 10/01/24	$600	$633,894
	Eastern Municipal Water District, California, COP, Series H, 5.00%, 7/01/35	285	287,776
	Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1 (FSA), 5.00%, 7/01/35	500	509,350
	San Diego Public Facilities Financing Authority, RB, Senior Series A, 5.25%, 5/15/39	250	254,045
	San Diego Public Facilities Financing Authority, Refunding RB, Series A, 5.25%, 8/01/38	500	515,890
	Southern California Public Power Authority, RB, Transmission (MBIA), 5.50%, 7/01/20	40	40,138
	Western Municipal Water District Facilities Authority, RB, Series B, 5.00%, 10/01/39	250	253,113

			3,401,949

	Total Municipal Bonds - 131.7%		17,674,287

	Municipal Bonds Transferred to Tender Option Bond Trusts (a)

California - 16.2%

County/City/Special District/School District - 7.9%	Los Angeles Community College District, California, GO, Election of 2008, Series A, 6.00%, 8/01/33	480	542,148
	Santa Clara County Financing Authority, Refunding RB, Lease, Series L, 5.25%, 5/15/36	495	517,568

			1,059,716

Education - 6.4%	San Diego Community College District, California, GO, Election of 2002, 5.25%, 8/01/33	508	533,868
	University of California, RB, Series O, 5.75%, 5/15/34	300	331,767

			865,635

Utilities - 1.9%	Eastern Municipal Water District, California, Water and Sewer, COP, Series H, 5.00%, 7/01/33	250	253,209

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 16.2%		2,178,560

	Total Long-Term Investments (Cost - $19,254,143) - 147.9%		19,852,847

	Short-Term Securities	Shares

	CMA California Municipal Money Fund, 0.04% (b)(c)	137,546	137,546

	Total Short-Term Securities (Cost - $137,546) - 1.0%		137,546

	Total Investments (Cost - $19,391,689*) - 148.9%		19,990,393
	Other Assets Less Liabilities - 4.4%		592,141
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (9.2)%		(1,234,075)
	Preferred Shares, at Redemption Value - (44.1)%		(5,925,277)

	Net Assets Applicable to Common Shares - 100.0%		$13,423,182

BlackRock California Investment Quality Municipal Trust, Inc. (RAA)

Schedule of Investments October 31, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$18,183,645

Gross unrealized appreciation	$813,274
Gross unrealized depreciation	(239,409)

Net unrealized appreciation	$573,865

(a)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(b)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA California Municipal Money Fund	$(1,499,980)	$45

(c)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$137,546
Level 2 - Long-Term Investments[1]	19,852,847
Level 3	—

$19,990,393

[1]	See above Schedule of Investments for values in each sector.

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Investment Quality Municipal Trust, Inc.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock California Investment Quality Municipal Trust, Inc.

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock California Investment Quality Municipal Trust, Inc.

Date: December 18, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Investment Quality Municipal Trust, Inc.

Date: December 18, 2009